Shareholder Fees {- Fidelity Municipal Bond Index Fund}	Aug. 28, 2021 USD ($)
06.30 Fidelity Municipal Bond Index Fund PRO-04 | Fidelity Municipal Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none